Borrowings - Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings.
Short-term leases	$ 1,740,000	$ 1,549,000	$ 1,883,000
Variable lease payments	133,000	131,000
Total expense	1,873,000	1,680,000
Lease liability for short-term leases subject to exemption	$ 1,044,000	$ 759,000